Employee Benefit Plan, Statement of Change in Net Asset Available for Benefit (Statement) - EBP 91-1857900-003	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Gain (Loss) on Investment	$ 10,299,941
EBP, Change in Net Asset Available for Benefit, Increase from Interest and Dividend Income on Investment	5,613,955
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Income (Loss) on Investment	15,913,896
EBP, Change in Net Asset Available for Benefit, Increase from Interest Income on Note Receivable from Participant	59,508
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution, Excluding Rollover	6,291,785
EBP, Change in Net Asset Available for Benefit, Increase from Employer Contribution, Cash	1,896,325
EBP, Change in Net Asset Available for Benefit, Increase from Participant Contribution, Rollover	534,257
EBP, Change in Net Asset Available for Benefit, Increase from Contribution	8,722,367
EBP, Change in Net Asset Available for Benefit, Increase	24,695,771
EBP, Change in Net Asset Available for Benefit, Decrease from Payment to Participant	11,081,380
EBP, Change in Net Asset Available for Benefit, Decrease from Administrative Expense	186,367
EBP, Change in Net Asset Available for Benefit, Decrease	11,267,747
EBP, Change in Net Asset Available for Benefit, Increase (Decrease)	13,428,024
EBP, Net Asset Available for Benefit	$ 125,619,652